Cover Page	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41421
Entity Registrant Name	ALVOTECH
Entity Incorporation, State or Country Code	N4
Entity Address, Address Line One	9
Entity Address, Address Line Two	Rue de Bitbourg
Entity Address, Postal Zip Code	1273
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
Entity Common Stock, Shares Outstanding	301,805,677
Class of warrants or rights outstanding (in shares)	9,943,434
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001898416
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Fiscal Year Focus	2024
Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares
Trading Symbol	ALVO
Security Exchange Name	NASDAQ
Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	ALVOW
Security Exchange Name	NASDAQ
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Sæmundargata 15-19
Contact Personnel Name	Robert Wessman
Entity Address, Postal Zip Code	102
Entity Address, City or Town	Reykjavík
Entity Address, Country	IS
City Area Code	354
Local Phone Number	422 4500